Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (loss)	$ (7,917)	$ 19,586	$ 121,538	$ 12,811	$ (35,776)	$ (19,344)	$ (936)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock - basic	128,419,606	83,183,529	121,925,915	72,758,538	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	128,819,606	84,855,329	122,255,908	74,430,338	80,441,905	57,966,572	39,958,066
Earnings (loss) per share:
Basic	$ (0.06)	$ 0.24	$ 1.00	$ 0.18	$ (0.44)	$ (0.33)	$ (0.02)
Diluted	$ (0.06)	$ 0.23	$ 0.99	$ 0.17	$ (0.44)	$ (0.33)	$ (0.02)